Segment Information - Long Lived Assets and Total Assets of Business Segments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Premiums and other receivables	$ 658,961	$ 449,252
Prepaid reinsurance premiums	69,070	50,878
Reinsurance recoverable on unpaid losses	904,403	950,828
Deferred commission and other acquisition costs	114,735	60,112
Goodwill and intangible assets, net	181,208	156,915
Other Assets	1,850,054	1,169,530
Total assets	3,778,431	2,837,515
Property and Casualty
Segment Reporting Information [Line Items]
Premiums and other receivables	558,120	434,433
Prepaid reinsurance premiums	69,070	50,878
Reinsurance recoverable on unpaid losses	904,403	950,828
Deferred commission and other acquisition costs	99,740	59,048
Goodwill and intangible assets, net	103,423	93,769
Other Assets	0	0
Total assets	1,734,756	1,588,956
Accident and Health
Segment Reporting Information [Line Items]
Premiums and other receivables	100,841	14,819
Prepaid reinsurance premiums	0	0
Reinsurance recoverable on unpaid losses	0	0
Deferred commission and other acquisition costs	14,995	1,064
Goodwill and intangible assets, net	77,785	63,146
Other Assets	0	0
Total assets	193,621	79,029
Corporate and Other
Segment Reporting Information [Line Items]
Premiums and other receivables	0	0
Prepaid reinsurance premiums	0	0
Reinsurance recoverable on unpaid losses	0	0
Deferred commission and other acquisition costs	0	0
Goodwill and intangible assets, net	0	0
Other Assets	1,850,054	1,169,530
Total assets	$ 1,850,054	$ 1,169,530